Financial obligations	12 Months Ended
Dec. 31, 2024
Financial obligations
Financial obligations

16.   Financial obligations

(a)	This caption is made up as follow:

	2024	2023
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds (b)-
Senior Notes at 5.50% due 2026 (b)	546,184	544,062

Sociedad Minera El Brocal S.A.A. (e)
Banco de Crédito del Perú – Financial obligation	—	72,852
Debt issuance costs	—	(90)
	—	72,762
Empresa de Generación Huanza S.A. (f)
Banco de Crédito del Perú – Finance lease	73,125	79,436

Lease liabilities (i)
Finance lease	7,473	10,320
Total financial obligations	626,782	706,580

Classification by maturity:
Current portion	9,169	34,219
Non-current portion	617,613	672,361
Total financial obligations	626,782	706,580

See related accounting policies in Note 2.4(b)(ii).

(b)

In order to comply with its tax obligations, the Buenaventura’s Shareholders’ Meeting held on May 21, 2021 and its board of directors meeting held on July 12, 2021 approved the issuance of senior unsecured notes (hereinafter “the notes”) which were issued on July 23, 2021 with the following terms:

-	Denomination of Issue: US$550,000,000 5.500% Senior Notes due 2026.
-	Principal Amount: US$550,000,000.
-	Issue Date: July 23, 2021.
-	Maturity Date: July 23, 2026.
-	Issue Price: 99.140% of the principal amount.
-	Interest Rate: 5.500% per annum.
-	Offering Format: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933.
-	Expected Listing: Buenaventura will apply to list the bonds on the Singapore Exchange Securities Trading Limited (‘SGX-ST’).

The notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (hereinafter the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by Compañía Minera Condesa S.A., Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A. and Consorcio Energético Huancavelica S.A.

As part of the commitments of the notes, Buenaventura must be in compliance with certain obligations if it wants to enter into any of the following transactions i) incurrence in additional debt, ii) asset sales, iii) making certain investments, paying dividends, purchase Buenaventura’s equity interests or making any principal payment prior to any scheduled final maturity or schedule repayment of any indebtedness that is subordinated to the notes (known as “restricted payments”), iv) creation of liens and v) merger, consolidation or sale of assets. These covenants are known as “Limitations on incurrence of indebtedness”, “Limitation on Asset Sales”, “Limitation on Restricted Payments”, “Limitation on Liens” and “Limitation on Merger, Consolidation or Sale of Assets”, respectively. These covenants also have exceptions that let the Company operate in the ordinary course of business.

(c)

On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks for a principal amount of US$275,000,000. In July of 2018, April 2020, April 2021, May 2021 Buenaventura signed the first, second, third and fourth amendments to the Syndicated Term Loan to modify some terms and conditions including the issue of Notes in accordance with Rule 144A and Regulation S under the Securities Act of 1933.

On January 3, 2022, the Company made a US$100 million prepayment of the syndicated loan and the remaining balance of US$175 million was paid on March 2, 2022. Additionally, the related hedging derivative financial instruments were liquidated.

(d)

The Company maintains credit lines for US$200 million with financial institutions, which are subject to compliance of financial indicators, which will become effective if the Company uses these credit lines. As of December 31, 2024, the Company has not used these lines.

(e)

On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: (i) Finance leaseback; and (ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-	Principal (Part A): US$113,325,695.
-	Principal (Part B): US$48,568,155.
-	Annual interest rate (Part A): 3.76%.
-	Annual interest rate (Part B): Three-month LIBOR plus 2.39%
-	Term (Part A): 5 years since October 2019 until October 2024.
-	Term (Part B): 7 years since October 2019 until October 2026.

On May 22, 2023, through an addendum to the contract, the annual interest rate of part B was updated to a three-month SOFR plus 2.65%.

During October 2024, El Brocal made the payment of the last installment of part A amounting to US$6,071,000 according to the debt schedule; moreover, it made the prepayment of the full part B amounting to US$48,568,000, paying it in full. Therefore, as of December 31, 2024, El Brocal does not have any financial obligations. Furthermore, the guarantees associated with this loan are in the process of being fully released.

Additionally, as part of the commitments that El Brocal had in relation to this obligation, El Brocal had to meet financial coverage, leverage, and indebtedness indicators, which were met as of December 31, 2023, and until the date of the loan settlement.

(f)

On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú (Trench I)        Likewise, as part of the second addendum, Huanza performed a pre-payment of US$9,191,364 of the pending principal that amounted to US$44,191,000 at that date. The current terms of this contract are detailed below:

Tranche I:

-	Principal: US$35,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022, with final maturity at the end of year 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$22,531,250 at the end of the payment term.

On June 30, 2014, Huanza acquired another finance contract with Banco de Crédito del Perú (Tranche II) and through addendums of October 29, 2020 and April 29 of 2022 agreed changes in the terms and conditions. Likewise, as part of the second addendum, Huanza performed a pre-payment of US$13,904,800 of the pending principal that amounted to US$68,905,000 at that date. The current terms of this contract are detailed below:

Tranche II:

-	Principal: US$55,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$35,406,250 at the end of the payment term.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt service coverage ratio: Higher than 1.2.
-	Debt ratio less than 2.20

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

-

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond to amounts received by Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2024 and 2023, Huanza complied with these commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(g)	The long-term portion of the financial obligations held by the Group matures as follows:

	2024	2023
	US$(000)	US$(000)

Between 1 and 2 years (year 2026/2025)	8,566	101,885
Between 2 and 5 years (2027/2026 – 2029/2028)	610,718	573,892
More than 5 years (2030/2029 - forward)	2,145	2,576
	621,429	678,353
Debt issuance costs	(3,816)	(5,992)

	617,613	672,361

(h)	Below is presented the movement of the debt excluding interest:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	706,580	738,534	1,057,975
Bonds -
Amortization of debt issuance costs in results, note 29(a)	2,122	2,082	1,963

Financial obligations -
Payments	(79,602)	(31,034)	(323,057)
Reversal of the amortized cost of the syndicated loan, note 29(a)	—	(85)	(8,855)
Amortization of debt issuance costs in results, note 29(a)	700	155	2,820
Effect of amortized cost, note 29(a)	—	—	515

Lease obligations -
Additions	497	1,137	11,712
Accretion expense, note 29(a)	623	266	99
Payments	(4,138)	(4,475)	(4,638)
Final balance	626,782	706,580	738,534

(i)	Lease liabilities related to the right of use asset are as follows:

	2024	2023
	US$(000)	US$(000)

Buildings (j)	6,101	7,412
Transportation units (i)	565	1,877
Machinery and equipment	807	1,031

	7,473	10,320
Classification by maturity:
Current portion	1,819	2,087
Non-current portion	5,654	8,233
	7,473	10,320

Lease payments are presented in the consolidated statements of cash flows in “Lease payments” caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2024, 2023 and 2022 is presented in the “Financial costs” caption, note 29(a).

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional terms of 5 years each. During September 2023, the Group extended the contract up to September 20, 2032.

The minimum future rents payable as of December 31, 2024 and 2023 are as follows:

	2024	2023
	US$(000)	US$(000)

Less than 1 year (2025)	864	2,281
Between 1 and 5 years (2026-2029)	4,724	5,076
More than 5 years (2023 - forward)	1,822	4,238
	7,410	11,595